Award Timing Disclosure	6 Months Ended
Dec. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered	We did not grant any share options to executives or employees during fiscal year 2026 and have not done so since fiscal year 2023.